UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08509

Buffalo Small Cap Fund, Inc.
(Exact name of Registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS  66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS  66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2009

Date of reporting period:  June 30, 2008

Item 1. Schedule of Investments.

Buffalo Small Cap Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares or
Face Amount		Value
	COMMON STOCKS - 98.25%
	Consumer Discretionary - 22.87%
	Auto Components - 1.33%
1,396,964	Gentex Corp.	$20,172,160

	Hotels Restaurants & Leisure - 8.24%
1,735,320	Ameristar Casinos, Inc.	23,982,122
544,200	Life Time Fitness, Inc. (a)	16,081,110
998,450	Panera Bread Co. (a)	46,188,297
1,747,400	P.F. Chang's China Bistro, Inc. (a)(c)	39,036,916
		125,288,445
	Household Durables - 0.02%
12,600	Ethan Allen Interiors, Inc.	309,960

	Internet & Catalog Retail - 2.69%
7,744,200	Coldwater Creek, Inc. (a)(c)	40,889,376

	Leisure Equipment & Products - 5.90%
4,700	Brunswick Corp.	49,820
1,557,332	MarineMax, Inc. (a)(c)	11,166,071
1,245,600	Winnebago Industries, Inc.	12,692,664
2,208,925	WMS Industries, Inc. (a)	65,759,697
		89,668,252

	Media - 2.04%
2,998,400	Lions Gate Entertainment Corp. (a)(b)	31,063,424

	Specialty Retail - 1.18%
2,650,900	Christopher & Banks Corp. (c)	18,026,120

	Textiles, Apparel & Luxury Goods - 1.47%
1,169,625	Oxford Industries, Inc. (c)	22,398,319
	Total Consumer Discretionary	347,816,056

	Financials - 4.46%
	Capital Markets - 1.45%
832,362	Raymond James Financial, Inc.	21,966,033

	Commercial Banks - 2.11%
1,361,300	Boston Private Financial Holdings, Inc.	7,718,571
803,735	PrivateBancorp, Inc.	24,417,469
		32,136,040
	Diversified Financial Services - 0.90%
1,801,706	MarketAxess Holdings, Inc. (a)(c)	13,620,898
	Total Financials	67,722,971

	Health Care - 26.75%
	Biotechnology - 2.99%
1,196,150	Amylin Pharmaceuticals, Inc. (a)	30,370,248
1,155,700	InterMune, Inc. (a)	15,162,784
		45,533,032
	Health Care Equipment & Supplies - 10.38%
3,918,725	Align Technology, Inc. (a)(c)	41,107,425
2,771,860	American Medical Systems Holdings, Inc. (a)	41,439,307
1,715,600	Mentor Corp. (c)	47,727,992
971,450	Wright Medical Group, Inc. (a)	27,598,895
		157,873,619
	Health Care Providers & Services - 9.26%
537,875	Charles River Laboratories International, Inc. (a)	34,380,970
194,225	Covance, Inc. (a)	16,707,235
1,390,056	Pharmaceutical Product Development, Inc.	59,633,402
1,844,300	PSS World Medical, Inc. (a)	30,062,090
		140,783,697
	Health Care Technology - 1.91%
2,334,400	Allscripts Healthcare Solutions, Inc. (a)	28,969,904

	Pharmaceuticals - 2.21%
1,618,600	Medicis Pharmaceutical Corp. - Class A	33,634,508
	Total Health Care	406,794,760

	Industrials - 17.16%
	Commercial Services & Supplies - 17.16%
4,887,090	Corinthian Colleges, Inc. (a)(c)	56,739,115
592,483	DeVry, Inc.	31,768,938
1,333,100	FirstService Corp. (a)(b)	18,996,675
1,278,200	Heidrick & Struggles International, Inc. (c)	35,329,448
663,000	ITT Educational Services, Inc. (a)	54,783,690
2,078,600	Korn/Ferry International (a)	32,696,378
1,568,750	Navigant Consulting, Inc. (a)	30,684,750
	Total Industrials	260,998,994

	Information Technology - 26.02%
	Communications Equipment - 2.73%
1,738,750	Adtran, Inc.	41,451,800

	Electronic Equipment & Instruments - 3.82%
803,692	Dolby Laboratories, Inc. - Class A (a)	32,388,787
905,375	National Instruments Corp.	25,685,489
		58,074,276
	Internet Software & Services - 2.78%
2,797,000	Internap Network Services Corp. (a)(c)	13,089,960
1,906,200	The Knot, Inc. (a)(c)	18,642,636
936,200	LoopNet, Inc. (a)	10,579,060
		42,311,656

	Semiconductor & Semiconductor Equipment - 13.23%
1,194,442	Cabot Microelectronics Corp. (a)(c)	39,595,752
1,184,400	Cree, Inc. (a)	27,016,164
1,503,450	Fairchild Semiconductor International, Inc. (a)	17,635,469
1,817,400	FormFactor, Inc. (a)	33,494,682
2,269,368	MKS Instruments, Inc. (a)	49,699,159
2,404,000	Semtech Corp. (a)(c)	33,824,280
		201,265,506
	Software - 3.46%
600,200	F5 Networks, Inc. (a)	17,057,684
1,304,600	Manhattan Associates, Inc. (a)(c)	30,958,158
157,248	Quality Systems, Inc.	4,604,222
		52,620,064
	Total Information Technology	395,723,302

	Telecommunication Services - 0.99%
	Diversified Telecommunication Services - 0.99%
700,500	NeuStar, Inc. (a)	15,102,780
	Total Telecommunication Services	15,102,780

	TOTAL COMMON STOCKS (Cost $1,596,669,179)	1,494,158,863

	PREFERRED STOCKS - 0.12%
	Financials - 0.12%
	Real Estate Management & Development - 0.12%
96,700	Firstservice Corp. (b)	1,837,300
	Total Financials	1,837,300

	TOTAL PREFERRED STOCKS (Cost $1,738,105)	1,837,300

	SHORT TERM INVESTMENTS - 1.65%
	Investment Companies - 0.62%
7,326,441	Fidelity Institutional Money Market Portfolio	7,326,441
2,060,841	SEI Daily Income Trust Treasury II Fund - Class B	2,060,841
	Total Investment Companies	9,387,282

	United States Treasury Bills - 1.03%
750,000	1.56%, 07/03/2008	749,935
1,990,000	1.35%, 07/10/2008	1,989,327
12,950,000	1.14%, 07/24/2008	12,940,564
	Total U.S. Treasury Bills	15,679,826

	TOTAL SHORT TERM INVESTMENTS (Cost $25,067,108)	25,067,108

	Total Investments (Cost $1,623,474,392) - 100.02%	1,521,063,271
	Liabilities in Excess of Other Assets - (0.02)%	(261,911)
	TOTAL NET ASSETS - 100.00%	$1,520,801,360

	(a) - Non Income Producing
	(b) - Foreign Issued Securities
	(c) - Affiliated company: the Fund owns 5% or more of the outstanding voting securities of the issuer.

The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

	Cost of investments	$1,623,474,392
	Gross unrealized appreciation	260,558,115
	Gross unrealized depreciation	(362,969,236)
	Net unrealized appreciation	$(102,411,121)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Buffalo Small Cap Fund
FAS 157 - Summary of Fair Value Exposure at June 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after
November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 1,505,383,445	$ -
Level 2 - Other significant observable inputs	15,679,826	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 1,521,063,271	$ -

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Small Cap Fund, Inc.

By     /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date     8/25/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

Buffalo Small Cap Fund, Inc.

By     /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date     8/25/2008